Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2022	Jan. 02, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 49,146,063		$ 14,376,523
Related party receivables	203,712		220,000
Other current assets	1,425,507		6,274,397
Total current assets	312,207,206		20,870,920
Capitalized software, net	0		699,753	$ 23,443	$ 16,005
Total assets	312,875,428		21,570,673
Current liabilities:
Accounts payable	2,097,097		877,641
Related party payables	12,625,243		8,642,340
Derivative financial instruments	3,562,500		32,226
Other payables	6,648,171		616,156
Total current liabilities	24,933,011		10,168,363
Other noncurrent payables	1,020,074		702,921
Total liabilities	25,953,085		10,871,284
Net parent equity
Net parent investment			10,731,615
Accumulated other comprehensive income/ (loss)	0		(32,226)
Total stockholders' equity	286,922,343		10,699,389	$ (1,013,853)	$ (479,205)
Total liabilities and stockholders' equity	$ 312,875,428		21,570,673
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Current assets:
Cash and cash equivalents		$ 14,376,515
Related party receivables		220,000
Other current assets		6,265,830
Total current assets		20,862,345
Capitalized software, net		0
Total assets		20,862,345
Current liabilities:
Accounts payable		159,409
Related party payables		9,752,372
Derivative financial instruments		0
Other payables		521,795
Total current liabilities		10,433,576
Other noncurrent payables		405,000
Total liabilities		10,838,576
Net parent equity
Net parent investment		10,023,769
Accumulated other comprehensive income/ (loss)		0
Total stockholders' equity		10,023,769
Total liabilities and stockholders' equity		20,862,345
Legal entity change separation-related adjustments
Current assets:
Cash and cash equivalents		(8)
Related party receivables		0
Other current assets		(8,567)
Total current assets		(8,575)
Capitalized software, net		(699,753)
Total assets		(708,328)
Current liabilities:
Accounts payable		(718,232)
Related party payables		1,110,032
Derivative financial instruments		(32,226)
Other payables		(94,361)
Total current liabilities		265,213
Other noncurrent payables		(297,921)
Total liabilities		(32,708)
Net parent equity
Net parent investment		(707,846)
Accumulated other comprehensive income/ (loss)		32,226
Total stockholders' equity		(675,620)	$ (675,620)
Total liabilities and stockholders' equity		$ (708,328)